INTANGIBLE ASSETS (Schedule of Intangible assets) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 4,186,470	$ 3,377,209
Accumulated amortization		(2,423,865)	(1,734,449)
Carrying value	$ 1,811,044	1,762,605	1,642,760
Big Token, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization		38,345	442
Carrying value	$ 296,556	199,162	12,054
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		1,250,000	1,250,000
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		756,000	756,000
Acquired Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		617,069	617,069
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		1,563,401	754,140
Internally Developed Software [Member] | Big Token, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 237,507	$ 12,496